Income and Other Taxes Payable (Tables)	3 Months Ended
Mar. 31, 2026
Income and Other Taxes Payable [Abstract]
Schedule of Income and Other Taxes Payable
	March 31, 2026	December 31, 2025

Taxes payable in installments	28,927	25,548
PIS / COFINS tax payable	19,207	17,956
ICMS / VAT / GST tax payable	43,298	45,662
Withholding income taxes	380,112	348,917
Others	107,965	122,603
Subtotal	579,509	560,686
Income taxes payable	163,661	288,030
Total	743,170	848,716

Breakdown:
Current liabilities	322,780	440,989
Non-current liabilities	420,390	407,727
	743,170	848,716